Investments - Schedule of Estimated Fair Values and Gross Unrealized Losses (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Less than 12 months
Fair Value	$ 358.8	$ 2,086.6
Unrealized Losses	(5.8)	(105.1)
12 months or greater
Fair Value	441.6	271.4
Unrealized Losses	(27.6)	(12.3)
Fair Value	800.4	2,358.0
Unrealized Losses	(33.4)	(117.4)
U.S. Government and government agencies
Less than 12 months
Fair Value	0.3	5.0
Unrealized Losses	0.0	0.0
12 months or greater
Fair Value	0.0	3.3
Unrealized Losses	0.0	0.0
Fair Value	0.3	8.3
Unrealized Losses	0.0	0.0
States, municipalities and political subdivisions
Less than 12 months
Fair Value	2.0	117.2
Unrealized Losses	0.0	(1.3)
12 months or greater
Fair Value	0.0	1.9
Unrealized Losses	0.0	(0.1)
Fair Value	2.0	119.1
Unrealized Losses	0.0	(1.4)
Residential mortgage-backed securities
Less than 12 months
Fair Value	2.3	22.4
Unrealized Losses	0.0	(1.2)
12 months or greater
Fair Value	8.2	5.7
Unrealized Losses	(0.6)	(0.1)
Fair Value	10.5	28.1
Unrealized Losses	(0.6)	(1.3)
Commercial mortgage-backed securities
Less than 12 months
Fair Value	58.1	57.8
Unrealized Losses	(0.6)	(1.1)
12 months or greater
Fair Value	0.2	0.0
Unrealized Losses	0.0	0.0
Fair Value	58.3	57.8
Unrealized Losses	(0.6)	(1.1)
Asset-backed securities
Less than 12 months
Fair Value	126.5	466.0
Unrealized Losses	(1.5)	(29.6)
12 months or greater
Fair Value	255.8	5.9
Unrealized Losses	(15.5)	(0.5)
Fair Value	382.3	471.9
Unrealized Losses	(17.0)	(30.1)
Corporate and other
Less than 12 months
Fair Value	169.6	1,418.2
Unrealized Losses	(3.7)	(71.9)
12 months or greater
Fair Value	177.4	254.6
Unrealized Losses	(11.5)	(11.6)
Fair Value	347.0	1,672.8
Unrealized Losses	$ (15.2)	$ (83.5)